SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3:  SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies that have been applied in the preparation of the unaudited condensed financial statements are consistent with those that were applied in preparation of the Company’s most recent annual financial statements in connection with its Annual Report on Form 20-F.